INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Statement of financial position [abstract]
Par value per share (in USD per share)	$ 0.02	$ 0.02
Number of shares issued (in shares)	548,416,440	555,888,455
Number of shares outstanding (in shares)	548,416,440	555,888,455